Cash and Investments Held in Trust Account (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Cash and Investments Held in Trust Account [Abstract]
Schedule of Fair Value Hierarchy of the Valuation Inputs	The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2024 and March 31, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	September 30, 2024	March 31, 2024
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$18,213,005	$55,495,253
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2024 and 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	March 31, 2024	March 31, 2023
Assets:
Trust Account – Cash	1	$—	$575,000
Trust Account – U.S. Treasury Securities Money Market Fund	1	55,495,253	59,581,291
Total		$55,495,253	$60,156,291